Quarterly Holdings Report
for

Fidelity® Emerging Markets Index Fund

January 31, 2020

EMX-QTLY-0320
1.929351.108

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
		Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR		23,838	$731,111
Grupo Financiero Galicia SA sponsored ADR		53,225	763,779
Telecom Argentina SA Class B sponsored ADR (a)		46,466	524,136
YPF SA Class D sponsored ADR		87,007	816,996

TOTAL ARGENTINA			2,836,022

Bailiwick of Jersey - 0.1%
Polymetal International PLC		106,477	1,802,220
Belgium - 0.0%
Titan Cement International Trading SA (b)		3,863	80,201
Titan Cement International Trading SA (b)		17,611	360,551

TOTAL BELGIUM			440,752

Bermuda - 0.8%
Alibaba Health Information Technology Ltd. (b)		1,854,000	2,582,958
Alibaba Pictures Group Ltd. (b)		7,410,000	1,048,217
Beijing Enterprises Water Group Ltd.		2,462,000	1,094,900
Brilliance China Automotive Holdings Ltd.		1,560,000	1,382,646
China Gas Holdings Ltd.		936,000	3,697,586
China Oriental Group Co. Ltd. (H Shares)		229	79
China Resource Gas Group Ltd.		454,000	2,392,834
Cosco Shipping Ports Ltd.		861,680	609,464
Credicorp Ltd.		6,028	1,246,590
Credicorp Ltd. (United States)		28,656	5,919,756
GOME Electrical Appliances Holdings Ltd. (a)(b)		4,855,802	445,583
Haier Electronics Group Co. Ltd.		650,000	1,952,418
Kunlun Energy Co. Ltd.		1,780,000	1,378,742
Luye Pharma Group Ltd. (c)		583,000	374,009
Nine Dragons Paper (Holdings) Ltd.		816,000	771,128
Shenzhen International Holdings Ltd.		490,073	978,949

TOTAL BERMUDA			25,875,859

Brazil - 4.9%
Ambev SA		2,416,700	10,072,875
Atacadao Distribuicao Comercio e Industria Ltda		201,900	1,064,989
B2W Companhia Global do Varejo (b)		106,187	1,765,403
Banco Bradesco SA		628,438	4,600,367
Banco do Brasil SA		440,200	4,989,331
Banco Santander SA (Brasil) unit		210,800	2,070,788
BB Seguridade Participacoes SA		357,700	2,904,966
BM&F BOVESPA SA		1,054,914	11,872,894
BR Malls Participacoes SA		401,395	1,724,576
Brasil Foods SA (b)		288,900	2,060,873
BTG Pactual Participations Ltd. unit		117,100	2,050,740
CCR SA		615,000	2,619,343
Centrais Eletricas Brasileiras SA (Electrobras) (b)		23,665	216,503
Centrais Eletricas Brasileiras SA (Electrobras)		23,706	226,233
Centrais Eletricas Brasileiras SA (Electrobras)		138,400	1,267,466
Cielo SA		630,414	1,040,729
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		175,000	2,492,645
Companhia Siderurgica Nacional SA (CSN)		321,100	967,214
Cosan SA Industria e Comercio		82,200	1,529,758
Drogasil SA		118,600	3,440,081
Embraer SA		356,900	1,511,737
Energisa SA unit		87,300	1,124,630
ENGIE Brasil Energia SA		102,850	1,250,022
Equatorial Energia SA		440,900	2,454,363
Hapvida Participacoes e Investimentos SA (c)		111,300	1,561,152
Hypermarcas SA		192,700	1,600,509
IRB Brasil Resseguros SA		359,100	3,759,037
Itausa-Investimentos Itau SA		21,512	65,903
JBS SA		559,400	3,602,543
Klabin SA unit		355,300	1,721,495
Kroton Educacional SA		751,374	2,038,707
Localiza Rent A Car SA		311,149	3,896,446
Lojas Americanas SA		3,825	24,606
Lojas Renner SA		407,959	5,472,667
Magazine Luiza SA		374,831	4,883,849
Multiplan Empreendimentos Imobiliarios SA		144,458	1,169,804
Natura & Co. Holding SA		333,566	3,705,943
Notre Dame Intermedica Participacoes SA		247,200	4,052,658
Petrobras Distribuidora SA		359,800	2,419,614
Petroleo Brasileiro SA - Petrobras (ON)		1,492,800	10,579,200
Porto Seguro SA		49,500	764,357
Rumo SA (b)		558,700	3,026,629
Sul America SA unit		147,274	2,166,502
Suzano Papel e Celulose SA		279,055	2,584,904
TIM Participacoes SA		431,900	1,689,237
Ultrapar Participacoes SA		371,200	2,189,444
Vale SA		1,623,384	19,055,600
Weg SA		430,432	3,960,988

TOTAL BRAZIL			151,310,320

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (b)(c)(d)		376,000	28,321
Cayman Islands - 17.8%
3SBio, Inc. (b)(c)		658,500	836,422
51job, Inc. sponsored ADR (b)		13,703	988,671
58.com, Inc. ADR (b)		48,566	2,701,241
AAC Technology Holdings, Inc.		372,500	2,620,100
Agile Property Holdings Ltd.		666,000	876,416
Airtac International Group		61,000	916,874
Alibaba Group Holding Ltd. sponsored ADR (b)		866,739	179,059,586
Anta Sports Products Ltd.		553,000	4,814,520
Autohome, Inc. ADR Class A (a)(b)		30,157	2,306,407
Baidu.com, Inc. sponsored ADR (b)		141,689	17,507,093
Baozun, Inc. sponsored ADR (a)(b)		21,988	662,059
Best, Inc. ADR (b)		99,057	525,993
Bosideng International Holdings Ltd.		1,606,000	528,007
Chailease Holding Co. Ltd.		607,850	2,506,785
China Aoyuan Property Group Ltd.		613,000	816,918
China Conch Venture Holdings Ltd.		830,500	3,692,912
China East Education Holdings Ltd. (c)		216,000	400,665
China Education Group Holdings Ltd.		305,000	373,269
China First Capital Group Ltd. (b)		1,520,000	48,820
China Hongqiao Group Ltd.		861,000	423,098
China Huishan Dairy Holdings Co. Ltd. (b)(d)		888,000	24,011
China Investment Fund International Holdings Co. Ltd.		357,000	32,146
China Liansu Group Holdings Ltd.		556,000	714,676
China Literature Ltd. (b)(c)		131,200	543,107
China Medical System Holdings Ltd.		682,000	907,687
China Mengniu Dairy Co. Ltd.		1,409,000	5,167,551
China Resources Cement Holdings Ltd.		1,250,000	1,398,441
China Resources Land Ltd.		1,416,744	5,893,548
China State Construction International Holdings Ltd.		1,047,000	832,190
China Zhongwang Holdings Ltd.		847,200	280,484
CIFI Holdings Group Co. Ltd.		1,407,623	966,560
Country Garden Holdings Co. Ltd.		3,944,984	4,988,866
Country Garden Services Holdings Co. Ltd.		613,000	1,980,397
Ctrip.com International Ltd. ADR (b)		241,427	7,757,050
Dali Foods Group Co. Ltd. (c)		1,015,500	714,173
ENN Energy Holdings Ltd.		403,400	4,689,487
Evergrande Real Estate Group Ltd. (a)		939,000	2,074,875
Future Land Development Holding Ltd.		1,112,000	1,116,328
GDS Holdings Ltd. ADR (a)(b)		31,797	1,644,223
Geely Automobile Holdings Ltd.		2,570,000	4,072,442
Genscript Biotech Corp. (b)		478,000	1,094,072
Greentown Service Group Co. Ltd.		584,000	616,091
Haidilao International Holding Ltd. (a)(c)		185,000	710,640
Haitian International Holdings Ltd.		319,000	689,680
Hansoh Pharmaceutical Group Co. Ltd. (c)		232,000	821,361
Hengan International Group Co. Ltd.		364,500	2,655,070
Huazhu Group Ltd. ADR		67,778	2,338,341
Hutchison China Meditech Ltd. sponsored ADR (b)		29,936	734,929
HUYA, Inc. ADR (a)(b)		30,695	548,827
Innovent Biolgics, Inc. (b)(c)		390,000	1,495,949
iQIYI, Inc. ADR (a)(b)		65,131	1,448,513
JD.com, Inc. sponsored ADR (b)		378,083	14,249,948
Jiayuan International Group Ltd.		296	106
Kaisa Group Holdings Ltd.		1,228,000	509,221
Kingboard Chemical Holdings Ltd.		341,000	897,319
Kingboard Laminates Holdings Ltd.		544,000	555,795
Kingdee International Software Group Co. Ltd.		1,176,000	1,255,798
Kingsoft Corp. Ltd. (b)		417,000	1,260,211
KWG Property Holding Ltd.		627,000	811,930
Lee & Man Paper Manufacturing Ltd.		684,000	472,443
Li Ning Co. Ltd.		998,000	2,914,538
Lijun International Pharmaceutical Holding Ltd.		750,000	685,486
Logan Property Holdings Co. Ltd.		678,000	1,024,861
Longfor Properties Co. Ltd. (c)		910,500	3,842,449
Meituan Dianping Class B (b)		518,700	6,566,657
Momo, Inc. ADR		77,239	2,363,513
NetEase, Inc. ADR		36,405	11,677,268
New Oriental Education & Technology Group, Inc. sponsored ADR (b)		72,873	8,857,713
Nexteer Auto Group Ltd.		447,000	328,623
NIO, Inc. sponsored ADR (a)(b)		337,294	1,274,971
Noah Holdings Ltd. sponsored ADR (a)(b)		17,192	583,325
Pinduoduo, Inc. ADR (b)		99,009	3,487,097
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)		161,800	1,375,825
Qudian, Inc. ADR (a)(b)		76,259	219,626
Semiconductor Manufacturing International Corp. (b)		1,557,700	2,844,264
Shenzhou International Group Holdings Ltd.		385,100	5,090,954
Shimao Property Holdings Ltd.		590,000	1,903,928
Shui On Land Ltd.		1,638,500	326,642
SINA Corp. (b)		32,275	1,250,334
Sino Biopharmaceutical Ltd.		3,543,000	4,678,801
SOHO China Ltd.		1,033,000	393,850
Sunac China Holdings Ltd.		1,249,000	6,024,010
Sunny Optical Technology Group Co. Ltd.		365,800	5,812,714
TAL Education Group ADR (b)		197,246	9,842,575
Tencent Holdings Ltd.		2,936,200	140,027,983
Tencent Music Entertainment Group ADR (b)		48,649	617,356
Tingyi (Cayman Islands) Holding Corp.		1,000,000	1,687,048
Towngas China Co. Ltd.		502,506	311,299
Uni-President China Holdings Ltd.		638,000	649,372
Vipshop Holdings Ltd. ADR (b)		225,166	2,866,363
Want Want China Holdings Ltd.		2,537,000	2,094,168
Weibo Corp. sponsored ADR (a)(b)		28,122	1,198,560
Wuxi Biologics (Cayman), Inc. (b)(c)		285,000	3,604,646
Xiaomi Corp. Class B (b)(c)		3,980,400	5,833,553
Xinyi Solar Holdings Ltd.		1,654,560	1,156,288
Yihai International Holding Ltd.		241,000	1,354,195
Yuzhou Properties Co.		882,701	407,271
YY, Inc. ADR (b)		29,949	1,812,813
Zhen Ding Technology Holding Ltd.		276,000	1,061,600
Zhenro Properties Group Ltd.		703,000	434,656
Zhongsheng Group Holdings Ltd. Class H		291,500	1,072,818
ZTO Express (Cayman), Inc. sponsored ADR		162,386	3,527,024

TOTAL CAYMAN ISLANDS			554,657,379

Chile - 0.6%
Aguas Andinas SA		1,339,687	502,194
Banco de Chile		23,426,738	2,306,669
Banco de Credito e Inversiones		25,738	1,074,577
Banco Santander Chile		33,507,455	1,657,579
Cencosud SA		745,335	922,006
Colbun SA		4,014,703	584,422
Compania Cervecerias Unidas SA		76,228	672,936
Compania de Petroleos de Chile SA (COPEC)		199,637	1,817,263
CorpBanca SA		77,663,419	377,497
Empresa Nacional de Telecomunicaciones SA (ENTEL) (b)		75,395	494,594
Empresas CMPC SA		573,515	1,315,007
Enel Chile SA		14,274,346	1,353,771
Enersis SA		19,476,534	3,837,873
LATAM Airlines Group SA		121,133	1,006,238
S.A.C.I. Falabella		390,144	1,530,741
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		6,196	174,108

TOTAL CHILE			19,627,475

China - 11.7%
A-Living Services Co. Ltd. (H Shares) (c)		196,000	648,881
AECC Aero-Engine Control Co. Ltd. (A Shares)		38,200	70,014
Agricultural Bank of China Ltd.:
(A Shares)		1,680,500	842,288
(H Shares)		15,569,000	6,010,865
Aier Eye Hospital Group Co. Ltd. (A Shares)		94,770	538,564
Air China Ltd.:
(A Shares)		130,500	145,019
(H Shares)		930,000	763,223
Aisino Co. Ltd. (A Shares)		68,800	223,098
Aluminum Corp. of China Ltd.:
(A shares) (b)		558,300	259,848
(H Shares) (b)		1,804,000	527,396
Angang Steel Co. Ltd. (H Shares)		232,088	77,572
Angel Yeast Co. Ltd. (A Shares)		26,500	105,414
Anhui Conch Cement Co. Ltd.:
(A Shares)		84,800	574,497
(H Shares)		671,500	4,285,977
Anhui Gujing Distillery Co. Ltd. (A Shares)		11,900	237,910
Anhui Kouzi Distillery Co. Ltd. (A Shares)		19,200	138,441
Anxin Trust Co. Ltd. (A Shares) (b)		186,700	92,901
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		7,100	153,395
Autobio Diagnostics Co. Ltd.		8,800	142,934
AVIC Aircraft Co. Ltd. (A Shares)		87,700	208,523
AVIC Aviation Engine Corp. PLC (A Shares)		72,400	221,654
AVIC Capital Co. Ltd. (A Shares)		390,900	247,486
AVIC Electromechanical Systems Co. Ltd. (A Shares)		121,900	118,074
AVIC Jonhon OptronicTechnology Co. Ltd.		34,700	185,668
AVIC Shenyang Aircraft Co. Ltd. (A Shares) (b)		31,100	129,220
AviChina Industry & Technology Co. Ltd. (H Shares)		1,213,000	504,635
Baic Motor Corp. Ltd. (H Shares) (c)		863,000	425,369
Bank Communications Co. Ltd.:
(H Shares)		5,068,000	3,246,386
Class A		746,800	580,267
Bank of Beijing Co. Ltd. (A Shares)		686,880	528,473
Bank of Chengdu Co. Ltd. Class A		130,200	159,917
Bank of China Ltd.:
(A Shares)		361,700	185,758
(H Shares)		41,484,000	16,047,137
Bank of Guiyang Co. Ltd. (A Shares)		115,420	145,231
Bank of Hangzhou Co. Ltd. (A Shares)		175,520	227,652
Bank of Jiangsu Co. Ltd. (A Shares)		378,100	372,537
Bank of Nanjing Co. Ltd. (A Shares)		252,500	294,281
Bank of Ningbo Co. Ltd. (A Shares)		173,000	656,754
Bank of Shanghai Co. Ltd. (A Shares)		450,677	569,038
Baoshan Iron & Steel Co. Ltd. (A Shares)		584,600	446,895
BBMG Corp.:
(A Shares)		118,700	57,079
(H Shares)		1,441,000	384,982
Beijing Capital Development Co. Ltd. (A Shares)		88,800	93,810
Beijing Capital International Airport Co. Ltd. (H Shares)		842,000	678,157
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		136,900	110,388
Beijing Enlight Media Co. Ltd. (A Shares)		93,800	139,640
Beijing New Building Materials PLC (A Shares)		54,300	199,347
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)		46,600	178,971
Beijing Originwater Technology Co. Ltd. (A Shares)		109,700	131,497
Beijing Sanju Environmental Protection and New Material Co. Ltd. (A Shares)		84,300	73,667
Beijing Shiji Information Technology Co. Ltd. (A Shares)		29,400	154,022
Beijing Shunxin Agriculture Co. Ltd.		23,000	170,392
Beijing Sinnet Technology Co. Ltd. (A Shares)		50,700	149,858
Beijing SL Pharmaceutical Co. Ltd. (A Shares)		41,300	83,191
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		33,300	148,951
Beijing Tongrentang Co. Ltd. (A Shares)		46,600	181,599
Beijing Yanjing Brewery Co. Ltd. (A Shares)		104,400	93,543
Betta Pharmaceuticals Co. Ltd. (A Shares)		12,400	130,355
BGI Genomics Co. Ltd.		13,200	147,335
BOE Technology Group Co. Ltd. (A Shares)		1,064,700	698,142
By-Health Co. Ltd. (A Shares)		54,400	128,794
BYD Co. Ltd.:
(A Shares)		49,700	417,917
(H Shares) (a)		337,000	1,754,364
Caitong Securities Co. Ltd.		124,300	184,463
Centre Testing International Group Co. Ltd. (A Shares)		52,900	122,111
CGN Power Co. Ltd. (H Shares) (c)		5,417,000	1,329,337
Changchun High & New Technology Industry Group, Inc. (A Shares)		5,100	360,487
Changjiang Securities Co. Ltd. (A Shares)		195,300	188,211
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		9,100	125,710
Chaozhou Three-Circle Group Co. (A Shares)		62,200	203,454
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)		23,200	125,981
Chengdu Xingrong Environment Co. Ltd. (A Shares)		122,700	77,627
China Aerospace Times Electronics Co. Ltd. (A Shares) (b)		96,800	84,605
China Avionics Systems Co. Ltd. (A Shares)		50,600	102,847
China Cinda Asset Management Co. Ltd. (H Shares)		4,415,000	883,013
China CITIC Bank Corp. Ltd.:
(A Shares)		212,900	175,208
(H Shares)		4,478,000	2,337,552
China Coal Energy Co. Ltd. (H Shares)		1,006,000	342,243
China Communications Construction Co. Ltd.:
(A Shares)		34,000	40,033
(H Shares)		2,333,000	1,648,713
China Communications Services Corp. Ltd. (H Shares)		1,212,000	813,496
China Construction Bank Corp.:
(A Shares)		498,900	492,373
(H Shares)		48,939,000	37,073,076
China Eastern Airlines Corp. Ltd.:
(A Shares) (b)		343,700	239,949
(H Shares) (b)		868,000	395,215
China Enterprise Co. Ltd. (A Shares)		165,100	107,191
China Everbright Bank Co. Ltd.:
(A Shares)		1,611,000	913,687
(H Shares)		1,083,000	434,472
China Film Co. Ltd. (A Shares)		55,300	106,857
China Fortune Land Development Co. Ltd. (A Shares)		95,800	353,856
China Galaxy Securities Co. Ltd. (H Shares)		1,814,000	899,738
China Gezhouba Group Co. Ltd. (A Shares)		162,300	145,234
China Grand Automotive Services Co. Ltd. (A Shares)		295,700	153,316
China Greatwall Technology Group Co. Ltd. (A Shares)		90,300	178,652
China Huarong Asset Management Co. Ltd. (c)		5,015,000	658,386
China International Capital Corp. Ltd. (H Shares) (c)		685,200	1,186,640
China International Marine Containers Group Co. Ltd.		52,000	68,256
China International Travel Service Corp. Ltd. (A Shares)		60,400	695,166
China Jushi Co. Ltd. (A Shares)		114,100	159,478
China Life Insurance Co. Ltd.		39,900	178,397
China Life Insurance Co. Ltd. (H Shares)		3,891,000	9,291,843
China Longyuan Power Grid Corp. Ltd. (H Shares)		1,631,000	964,351
China Meheco Co. Ltd. (A Shares)		43,500	81,886
China Merchants Bank Co. Ltd.:
(A Shares)		468,400	2,393,795
(H Shares)		2,167,346	10,449,990
China Merchants Energy Shipping Co. Ltd. (A Shares)		187,700	169,070
China Merchants Securities Co. Ltd. (A Shares)		185,100	485,996
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		249,500	634,187
China Minsheng Banking Corp. Ltd.:
(A Shares)		1,399,200	1,207,601
(H Shares)		3,231,040	2,255,666
China Molybdenum Co. Ltd.:
(H Shares)		1,791,000	656,895
Class A		627,300	357,311
China National Accord Medicines Corp. Ltd. (A Shares)		13,100	92,456
China National Building Materials Co. Ltd. (H Shares)		1,984,000	1,896,596
China National Chemical Engineering Co. Ltd. (A Shares)		172,600	170,054
China National Medicines Corp. Ltd. (A Shares)		26,000	110,127
China National Nuclear Power Co. Ltd. (A Shares)		433,600	299,299
China National Software & Service Co. Ltd. (A Shares)		15,300	156,849
China Northern Rare Earth Group High-Tech Co. Ltd.		114,000	167,584
China Nuclear Engineering Corp. Ltd. (A Shares)		6,601	6,427
China Oilfield Services Ltd. (H Shares)		820,000	1,189,803
China Pacific Insurance (Group) Co. Ltd.		120,900	601,473
China Pacific Insurance (Group) Co. Ltd. (H Shares)		1,445,800	4,822,482
China Petroleum & Chemical Corp.:
(A Shares)		417,800	291,756
(H Shares)		13,429,000	7,072,001
China Railway Construction Corp. Ltd.:
(A Shares)		336,800	447,508
(H Shares)		1,036,500	1,011,355
China Railway Group Ltd.:
(A Shares)		688,700	541,219
(H Shares)		1,795,000	984,499
China Railway Hi tech Industry Co. Ltd. (A Shares)		77,700	113,210
China Railway Signal & Communications Corp. (H Shares) (c)		765,000	368,430
China Reinsurance Group Corp. (H Shares)		2,831,000	401,990
China Resources Double Crane Pharmaceutical Co. Ltd.		41,300	80,804
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		31,500	161,875
China Shenhua Energy Co. Ltd.:
(A Shares)		115,200	281,887
(H Shares)		1,753,000	3,080,612
China Shipbuilding Industry Co. (A Shares)		701,300	496,239
China Shipping Development Co. Ltd.:
(A Shares)		39,200	32,472
(H Shares)		722,000	313,940
China South Publishing & Media Group Co. Ltd. (A Shares)		68,200	118,535
China Southern Airlines Ltd.:
(A Shares)		236,600	208,157
(H Shares)		902,000	498,400
China Spacesat Co. Ltd. (A Shares)		38,100	158,972
China State Construction Engineering Corp. Ltd. (A Shares)		1,311,680	1,007,203
China Telecom Corp. Ltd. (H Shares)		7,048,000	2,742,280
China Tower Corp. Ltd. (H Shares) (c)		21,508,000	4,445,906
China United Network Communications Ltd. (A Shares)		965,800	767,564
China Vanke Co. Ltd.:
(A Shares)		377,200	1,524,194
(H Shares)		681,900	2,403,944
China Yangtze Power Co. Ltd. (A Shares)		671,400	1,634,965
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)		57,000	115,733
Chongqing Brewery Co. Ltd. (A Shares)		15,200	103,403
Chongqing Changan Automobile Co. Ltd. (A Shares)		124,500	172,302
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)		25,800	85,958
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		1,233,000	563,723
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		42,200	356,426
CITIC Guoan Information Industry Co. Ltd. (A Shares) (b)		149,600	72,067
CITIC Securities Co. Ltd.:
(A Shares)		183,600	603,660
(H Shares)		1,247,000	2,395,773
Contemporary Amperex Technology Co. Ltd.		67,400	1,230,612
COSCO Shipping Development Co. Ltd. (A Shares)		279,000	95,575
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (b)		215,700	143,882
(H Shares) (b)		1,303,000	465,046
CRRC Corp. Ltd.:
(A Shares)		704,800	672,496
(H Shares)		2,308,600	1,522,183
CSC Financial Co. Ltd. (A Shares)		84,800	389,423
Dalian Port (PDA) Co. Ltd. (A Shares)		319,300	89,258
Daqin Railway Co. Ltd. (A Shares)		450,600	496,315
Datang International Power Generation Co. Ltd. (H Shares)		1,220,000	212,486
Dawning Information Industry Co. Ltd. (A Shares)		30,400	174,660
DHC Software Co. Ltd. (A Shares)		103,300	205,148
Dong E-E-Jiao Co. Ltd. (A Shares)		21,600	104,493
Dongfang Electric Corp. Ltd. (A Shares)		99,300	124,772
Dongfeng Motor Group Co. Ltd. (H Shares)		1,402,000	1,047,687
Dongxing Securities Co. Ltd. (A Shares)		110,100	185,076
Dr. Peng Telcom & Media Group Ltd. (A Shares) (b)		34,800	26,594
East Money Information Co. Ltd. (A Shares)		212,800	436,658
Eve Energy Co. Ltd. (A shares) (b)		29,500	249,626
Everbright Securities Co. Ltd. (A Shares)		135,600	232,449
Fangda Carbon New Material Co. Ltd. (A Shares)		88,744	140,382
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		41,900	151,831
Financial Street Holdings Co. Ltd. (A Shares)		111,500	119,647
First Capital Securities Co. Ltd. (A Shares)		116,500	122,146
Focus Media Information Technology Co. Ltd. (A Shares)		460,720	378,092
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		68,700	1,043,418
Founder Securities Co. Ltd. (A Shares)		278,600	310,192
Foxconn Industrial Internet Co. Ltd. (A Shares)		124,400	346,165
Fujian Sunner Development Co. Ltd. A Shares		32,400	94,921
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		129,300	448,459
(H Shares) (c)		186,000	532,250
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		2,300	121,688
GCL System Integration Technology Co. Ltd. (b)		171,000	143,858
GD Power Development Co. Ltd. (A Shares)		675,400	213,641
GEM Co. Ltd. (A Shares)		139,500	113,224
Gemdale Corp. (A Shares)		148,700	275,440
GF Securities Co. Ltd.:
(A Shares)		190,500	390,726
(H Shares)		725,600	792,534
Giant Network Group Co. Ltd. (A Shares)		42,700	109,399
Gigadevice Semiconductor Beijing, Inc. (A Shares)		9,900	394,565
Glodon Co. Ltd. (A Shares)		37,100	204,772
GoerTek, Inc. (A Shares)		99,800	328,404
Grandjoy Holdings Group Co. Ltd.		108,400	97,925
Great Wall Motor Co. Ltd. (H Shares)		1,603,000	1,059,201
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		93,000	829,583
Greenland Holdings Corp. Ltd. (A Shares)		269,633	248,185
Guangdong Haid Group Co. Ltd. (A Shares)		49,700	240,809
Guangdong HEC Technology Holding Co. Ltd. (A Shares)		94,700	123,798
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares) (b)		175,000	316,242
Guanghui Energy Co. Ltd. (A Shares)		247,500	114,207
Guangshen Railway Co. Ltd. (A Shares)		201,400	82,527
Guangzhou Automobile Group Co. Ltd.		64,500	99,304
Guangzhou Automobile Group Co. Ltd. (H Shares)		1,514,000	1,517,405
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)		64,500	139,674
Guangzhou Baiyunshan Pharma Health (A Shares)		40,600	216,363
Guangzhou Haige Communications Group (A Shares)		96,700	162,233
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		14,000	101,410
Guangzhou R&F Properties Co. Ltd. (H Shares)		653,600	985,939
Guizhou Bailing Group Pharmaceutical Co. Ltd. (A Shares)		49,000	63,193
Guosen Securities Co. Ltd. (A Shares)		132,900	227,497
Guotai Junan Securities Co. Ltd.:
(A Shares)		261,000	631,368
(H Shares) (c)		361,800	576,844
Guoxuan High Tech Co. Ltd. (A Shares)		39,700	141,386
Guoyuan Securities Co. Ltd. (A Shares)		129,600	155,831
Hafei Aviation Industry Co. Ltd. (A Shares)		19,600	125,464
Haier Smart Home Co. Ltd. (A Shares)		182,400	476,035
Haitong Securities Co. Ltd.:
(A Shares)		144,500	284,841
(H Shares)		1,699,600	1,642,448
Han's Laser Technology Industry Group Co. Ltd. (A Shares)		800	4,779
Hanergy Mobile Energy Holding (d)		1,618,000	2
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		287,500	1,436,560
Hangzhou Robam Appliances Co. Ltd. (A Shares)		32,000	147,363
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		22,900	238,005
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		21,600	112,885
Heilan Home Co. Ltd. (A Shares)		104,400	110,354
Heilongjiang Agriculture Co. Ltd. (A Shares)		62,600	87,026
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		84,723	347,128
Hengli Petrochemical Co. Ltd. (A Shares)		180,740	435,316
Hengtong Optic-electric Co. Ltd. (A Shares)		66,780	155,039
Hengyi Petrochemical Co. Ltd. (A Shares)		91,400	176,492
Hesteel Co. Ltd. (A Shares)		349,400	120,133
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		16,600	241,393
Hongfa Technology Co. Ltd. (A Shares)		24,200	118,405
Huaan Securities Co. Ltd. (A Shares)		147,500	141,916
Huadian Power International Corp. Ltd.:
(A Shares)		258,600	129,907
(H Shares)		756,000	249,353
Huadong Medicine Co. Ltd. (A Shares)		56,180	165,378
Hualan Biological Engineer, Inc. (A Shares)		44,200	226,611
Huaneng Power International, Inc.:
(A Shares)		189,600	146,366
(H Shares)		1,852,000	874,027
Huaneng Renewables Corp. Ltd. (H Shares)		2,414,000	987,374
Huatai Securities Co. Ltd.:
(A Shares)		177,000	463,155
(H Shares) (c)		913,000	1,433,020
HUAXI Securities Co. Ltd.		111,000	163,378
Huaxia Bank Co. Ltd. (A Shares)		431,600	454,026
Huaxin Cement Co. Ltd. (A Shares)		42,100	127,708
Huayu Automotive Systems Co. Ltd. (A Shares)		98,400	371,389
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		162,700	146,814
Hubei Energy Group Co. Ltd. (A Shares)		116,000	63,586
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)		27,200	101,434
Hunan Valin Steel Co. Ltd. (A Shares) (b)		141,100	87,587
Hundsun Technologies, Inc. (A Shares)		25,490	311,678
iFlytek Co. Ltd. (A Shares)		70,400	347,412
Industrial & Commercial Bank of China Ltd.:
(A Shares)		1,409,100	1,144,106
(H Shares)		33,575,000	22,286,192
Industrial Bank Co. Ltd. (A Shares)		636,900	1,665,952
Industrial Securities Co. Ltd. (A Shares)		241,000	227,561
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		188,000	807,870
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)		1,440,300	254,689
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)		64,000	96,257
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares) (b)		300,600	123,035
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. (A Shares)		203,800	73,225
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		727,123	569,269
Inspur Electronic Information Industry Co. Ltd. (A Shares)		40,800	191,573
Jafron Biomedical Co. Ltd. (A Shares)		13,100	151,027
Jiangsu Expressway Co. Ltd. (H Shares)		632,000	783,053
Jiangsu Hengli Hydraulic Co. Ltd.		26,900	191,191
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		134,580	1,673,019
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		39,000	169,303
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		46,700	698,776
Jiangsu Yangnong Chemical Co. Ltd. Class A		10,600	95,713
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		35,400	122,961
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		119,800	155,745
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		107,400	124,849
Jiangxi Copper Co. Ltd.:
(A Shares)		89,200	187,424
(H Shares)		542,000	639,096
Jiangxi Ganfeng Lithium Co. Ltd.		34,900	211,371
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		74,800	147,126
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		47,100	108,823
Jinduicheng Molybdenum Co. Ltd. (A Shares)		90,000	94,354
Jinke Properties Group Co. Ltd. (A Shares)		172,900	173,382
Jinyu Bio-Technology Co. Ltd. (A Shares)		37,200	106,085
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		63,700	94,023
Jointown Pharmaceutical Group (A Shares)		65,300	154,189
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		25,100	135,119
Juewei Food Co. Ltd.		18,600	100,922
Juneyao Airlines Co. Ltd. (A shares) (b)		57,000	105,787
Kangmei Pharmaceutical Co. Ltd. (A Shares)		40,900	20,930
Kweichow Moutai Co. Ltd. (A Shares)		38,200	5,610,523
Laobaixing Pharmacy Chain JSC (A Shares)		9,500	99,017
Legend Holdings Corp.:
(H Shares) (c)		188,900	351,114
rights (b)(d)		12,238	2,048
Lens Technology Co. Ltd. (A Shares)		102,500	292,658
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		58,900	266,662
Liaoning Chengda Co. Ltd. (A Shares) (b)		54,200	121,909
Livzon Pharmaceutical Group, Inc. (A Shares)		19,900	107,877
Lomon Billions Group Co. Ltd. (A Shares)		66,700	154,644
LONGi Green Energy Technology Co. Ltd.		113,100	460,724
Luxi Chemical Group Co. Ltd.		53,400	72,470
Luxshare Precision Industry Co. Ltd. (A Shares)		163,295	1,015,743
Luzhou Laojiao Co. Ltd. (A Shares)		44,600	511,105
Maanshan Iron & Steel Co. Ltd. (A Shares)		695,100	281,926
Mango Excellent Media Co. Ltd. (A Shares)		46,610	297,038
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)		117,060	236,189
Metallurgical Corp. China Ltd.:
(A Shares)		823,400	312,755
(H Shares)		982,000	191,236
Muyuan Foodstuff Co. Ltd. (A Shares)		52,900	601,842
Nanji E-Commerce Co. Ltd. (A Shares) (b)		79,200	113,710
Nanjing Iron & Steel Co. Ltd.		153,100	69,996
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		18,000	127,493
NARI Technology Co. Ltd. (A Shares)		142,600	367,322
NAURA Technology Group Co. Ltd.		14,500	237,748
NavInfo Co. Ltd. Class A		63,000	137,786
New China Life Insurance Co. Ltd.		52,400	347,025
New China Life Insurance Co. Ltd. (H Shares)		443,200	1,653,219
Ningbo Zhoushan Port Co. Ltd. Class A		233,200	120,396
O-film Tech Co. Ltd. (A Shares) (b)		87,100	214,585
Oceanwide Holdings Co., Ltd. (A Shares)		134,700	86,796
Offshore Oil Enginering Co. Ltd. (A Shares)		143,700	146,008
Oppein Home Group, Inc. (A Shares)		9,500	152,729
Orient Securities Co. Ltd. (A Shares)		190,900	274,158
Ovctek China, Inc. (A Shares)		12,400	92,060
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)		285,800	106,041
People's Insurance Co. of China Group (H Shares)		4,242,000	1,517,782
Perfect World Co. Ltd. (A Shares)		41,400	277,847
PetroChina Co. Ltd.:
(A Shares)		546,400	440,438
(H Shares)		10,706,000	4,720,728
PICC Property & Casualty Co. Ltd. (H Shares)		3,509,840	3,753,601
Ping An Bank Co. Ltd. (A Shares)		525,700	1,123,346
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		241,100	2,761,124
(H Shares)		2,945,500	33,307,302
Poly Developments & Holdings (A Shares)		367,700	782,688
Postal Savings Bank of China Co. Ltd. (H Shares) (c)		4,025,000	2,504,536
Power Construction Corp. of China Ltd. (A Shares)		442,800	256,021
Qihoo 360 Technology Co. Ltd. (A Shares)		44,600	153,943
Risesun Real Estate Development Co. Ltd. (A Shares)		148,300	188,575
Rongsheng Petrochemical Co. Ltd. (A Shares)		113,500	186,578
SAIC Motor Corp. Ltd. (A Shares)		244,000	775,862
Sanan Optoelectronics Co. Ltd. (A Shares)		126,400	394,419
Sangfor Technologies, Inc.		10,800	236,428
Sansteel Minguang Co. Ltd. (A Shares)		79,600	95,301
Sany Heavy Industry Co. Ltd. (A Shares)		255,100	573,447
SDIC Capital Co. Ltd.		116,800	225,509
SDIC Power Holdings Co. Ltd. (A Shares)		201,500	234,891
Seazen Holdings Co. Ltd. (A Shares)		69,500	331,069
SF Holding Co. Ltd. (A Shares)		51,000	282,593
Shaanxi Coal Industry Co. Ltd. (A Shares)		265,300	315,363
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		38,443	113,591
Shandong Gold Mining Co. Ltd. (A Shares)		79,760	382,203
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		52,800	138,454
Shandong Linglong Tyre Co. Ltd. (A Shares)		40,600	126,762
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		401,700	127,763
Shandong Sinocera Functional Material Co. Ltd. (A Shares)		29,900	105,297
Shandong Sun Paper Industry JSC Ltd. (A Shares)		85,100	112,169
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		1,020,000	1,216,302
Shanghai 2345 Network Holding Group Co. Ltd. (A Shares)		214,171	95,552
Shanghai Baosight Software Co. Ltd. (A Shares)		27,100	141,309
Shanghai Construction Group Co. Ltd. (A Shares)		299,000	144,104
Shanghai Electric Group Co. Ltd.:
(A Shares)		349,600	239,187
(H Shares)		1,184,000	349,931
Shanghai Electric Power Co. Ltd. (A Shares)		93,100	99,298
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		39,200	144,030
(H Shares)		298,500	793,735
Shanghai International Airport Co. Ltd. (A Shares)		30,100	293,435
Shanghai International Port Group Co. Ltd. (A Shares)		229,000	167,939
Shanghai Jahwa United Co. Ltd. (A Shares)		23,500	94,915
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		641,576	602,133
Shanghai M&G Stationery, Inc. (A Shares)		29,100	205,540
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		99,400	267,009
(H Shares)		376,600	701,333
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		903,100	1,441,785
Shanghai Shangling Electric Appliances Co. Ltd. (A Shares)		27,300	62,274
Shanghai Tunnel Engineering Co. Ltd.		71,000	58,817
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (A Shares)		27,600	66,549
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		109,100	118,236
Shanghai Zhangjiang High Ltd. Class A		38,700	78,277
Shanghaioriental Pearl Media Co. Ltd.		138,290	208,804
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		69,000	65,049
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)		124,700	132,207
Shanxi Securities Co. Ltd. (A Shares)		115,500	127,056
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)		193,600	106,533
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		26,500	344,522
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		125,600	98,620
Shanying International Holdings Co. Ltd. Class A (b)		185,100	87,789
Shenergy Co. Ltd. (A Shares)		166,400	131,186
Shenghe Resources Holding Co. Ltd. (A Shares)		59,200	69,518
Shengyi Technology Co. Ltd.		70,200	239,179
Shennan Circuits Co. Ltd. (A Shares)		10,600	258,989
Shenwan Hongyuan Group Co. Ltd. (A Shares)		766,200	523,106
Shenzhen Airport Co. Ltd. (A Shares)		67,500	85,750
Shenzhen Energy Group Co. Ltd. (A Shares)		117,800	99,033
Shenzhen Expressway Co. Ltd. (H Shares)		342,000	442,507
Shenzhen Goodix Technology Co. Ltd. (A Shares)		11,700	555,000
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)		34,900	113,490
Shenzhen Inovance Technology Co. Ltd. (A Shares)		52,600	217,342
Shenzhen Kangtai Biological Products Co. Ltd.		19,700	280,297
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		12,500	329,402
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		272,800	271,676
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		30,400	80,030
Shenzhen Sunway Communication Co. Ltd. (A Shares) (b)		30,500	183,512
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. (A Shares)		138,900	79,664
Shijiazhuang Baosh Electric Co. Ltd. (A Shares)		80,000	35,683
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)		42,000	97,309
Siasun Robot & Automation Co. Ltd. (A Shares) (b)		57,600	123,009
Sichuan Chuantou Energy Co. Ltd. (A Shares)		143,200	187,054
Sichuan Hebang Biotechnology Co. Ltd. (A Shares) (b)		337,100	70,005
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		45,300	162,133
Sichuan Languang Development Co. Ltd. (A Shares)		102,400	99,812
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)		128,100	324,379
Sichuan Swellfun Co. Ltd. (A Shares)		15,300	110,233
Sinochem International Corp. (A Shares)		107,800	79,503
Sinolink Securities Co. Ltd. (A Shares)		134,400	163,548
Sinopec Engineering Group Co. Ltd. (H Shares)		693,000	373,421
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)		392,200	216,454
(H Shares)		1,247,000	317,061
Sinopharm Group Co. Ltd. (H Shares)		687,200	2,236,101
Sinotrans Ltd.		70,600	41,333
Sinotrans Ltd. (H Shares)		1,194,000	365,370
Songcheng Performance Development Co. Ltd. (A Shares)		47,100	181,661
Soochow Securities Co. Ltd. (A Shares)		107,500	133,393
Southwest Securities Co. Ltd. (A Shares)		174,700	123,054
Spring Airlines Co. Ltd. (A Shares)		29,787	164,363
Suning.com Co. Ltd. (A Shares)		300,600	420,836
Sunwoda Electronic Co. Ltd. (A Shares)		48,600	167,668
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		51,800	204,587
Suzhou Gold Mantis Consolidated Co. Ltd.		94,300	115,628
Tahoe Group Co. Ltd. (A Shares)		103,100	81,678
Tangshan Jidong Cement Co. Ltd. A Shares		44,000	95,023
TangShan Port Group Co. Ltd. (A Shares)		257,900	90,811
Tasly Pharmaceutical Group Co. Ltd. (A Shares)		50,200	110,596
TBEA Co. Ltd. (A Shares)		132,700	119,757
TCL Corp. (A Shares)		441,500	311,750
Tech-Bank Food Co. Ltd. (A Shares) (b)		35,800	50,358
Tian Di Science & Technology Co. Ltd. (A Shares)		180,800	79,717
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		90,100	197,816
Tianma Microelectronics Co. Ltd. (A Shares)		71,300	166,909
Tianqi Lithium Corp. (A Shares)		47,190	204,131
Toly Bread Co. Ltd.		17,900	97,351
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		64,900	111,217
Tongkun Group Co. Ltd. (A Shares)		60,300	117,851
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		353,900	110,707
Tongwei Co. Ltd. (A Shares)		120,700	231,539
Topchoice Medical Corp. (b)		9,900	143,561
Transfar Zhilian Co. Ltd.		110,400	110,862
TravelSky Technology Ltd. (H Shares)		482,000	1,043,052
Tsingtao Brewery Co. Ltd.:
(A Shares)		50,600	343,687
(H Shares)		170,000	940,289
Tus-Sound Environmental Resources Co. Ltd. (A Shares)		52,800	64,847
Unigroup Guoxin Microelectronics Co. Ltd.		20,000	156,685
Unisplendour Corp. Ltd. (A Shares)		10,864	50,126
Venustech Group, Inc. Class A		30,700	168,648
Walvax Biotechnology Co. Ltd. (A Shares)		47,700	193,134
Wanda Film Holding Co. Ltd. (A Shares) (b)		71,100	171,965
Wangsu Science & Technology Co. Ltd. (A Shares)		85,000	96,733
Wanhua Chemical Group Co. Ltd. (A Shares)		95,900	697,731
Wanxiang Qianchao Co. Ltd. (A Shares)		146,900	122,811
Weichai Power Co. Ltd.:
(A Shares)		251,800	476,054
(H Shares)		916,200	1,604,020
Weifu High-Technology Group Co. Ltd. (A Shares)		41,200	107,383
Weihai Guangwei Composites Co. Ltd. (A Shares)		16,800	111,636
Wens Foodstuffs Group Co. Ltd. (A Shares)		162,500	747,367
Western Securities Co. Ltd. (A Shares)		137,900	178,974
Will Semiconductor Ltd.		17,700	444,427
Winning Health Technology Group Co. Ltd. (A Shares)		53,600	118,639
Wuchan Zhongda Group Co. Ltd.		197,500	140,626
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		61,600	284,656
Wuliangye Yibin Co. Ltd. (A Shares)		117,700	2,056,376
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		53,400	178,686
WuXi AppTec Co. Ltd.		42,300	573,932
WuXi AppTec Co. Ltd. (H Shares) (c)		80,480	974,803
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		29,400	181,614
XCMG Construction Machinery Co. Ltd. (A Shares)		256,900	186,904
Xiamen C&D, Inc. (A Shares)		97,200	117,784
Xiamen Tungsten Co. Ltd. (A Shares)		47,700	84,543
Xinhu Zhongbao Co. Ltd. (A Shares)		267,500	132,907
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		82,300	135,771
(H Shares)		432,010	452,673
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)		81,000	71,043
Xinxing Ductile Iron Pipe Co. Ltd. Class A		139,500	76,586
Xinyu Iron & Steel Co. Ltd.		116,100	77,568
Yango Group Co. Ltd. (A Shares)		132,500	131,626
Yantai Jereh Oilfield Services (A Shares)		29,700	153,298
Yanzhou Coal Mining Co. Ltd.:
(A Shares)		115,300	157,966
(H Shares)		846,000	624,210
Yealink Network Technology Corp. Ltd.		15,900	183,940
Yifan Pharmaceutical Co. Ltd. (A Shares)		40,800	102,994
Yifeng Pharmacy Chain Co. Ltd.		11,900	141,065
Yintai Gold Co. Ltd. (A Shares)		61,800	112,228
Yonghui Superstores Co. Ltd. (A Shares)		303,000	323,327
Yonyou Network Technology Co. Ltd. (A Shares)		78,260	352,758
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares)		47,200	121,074
Yunda Holding Co. Ltd. (A Shares)		46,800	195,319
Yunnan Baiyao Group Co. Ltd. (A Shares)		39,300	483,705
Yunnan Energy New Material Co. Ltd.		21,300	178,574
Yunnan Tin Co. Ltd. (A Shares) (b)		61,700	91,759
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		18,700	340,243
Zhaojin Mining Industry Co. Ltd. (H Shares)		536,500	618,112
Zhejiang Century Huatong Group Co. Ltd. (A Shares)		4,096	7,350
Zhejiang Chint Electric Co. Ltd. (A Shares)		68,100	259,412
Zhejiang Conba Pharmaceutical Co. Ltd. (A Shares)		86,800	73,575
Zhejiang Dahua Technology Co. Ltd. (A Shares)		96,400	264,968
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		10,800	105,436
Zhejiang Expressway Co. Ltd. (H Shares)		706,000	576,356
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (b)		42,000	104,381
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)		33,516	220,455
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. (A Shares)		50,900	71,545
Zhejiang Juhua Co. Ltd. (A Shares)		92,600	91,120
Zhejiang Longsheng Group Co. Ltd. (A Shares)		101,200	188,821
Zhejiang NHU Co. Ltd. (A Shares)		66,700	222,777
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		87,100	255,879
Zhejiang Semir Garment Co. Ltd. (A Shares)		60,900	81,211
Zhejiang Supor Cookware Co. Ltd.		18,200	182,473
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		51,600	91,371
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		15,800	108,542
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		71,800	160,879
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)		155,000	500,294
Zhongji Innolight Co. Ltd. (A Shares)		18,900	141,816
Zhongjin Gold Co. Ltd. (A Shares)		110,400	130,786
Zhuhai Wanlida Electric Co. Ltd. (A Shares)		34,600	190,340
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		283,400	954,276
Zijin Mining Group Co. Ltd.:
(A Shares)		728,200	445,467
(H Shares)		2,738,000	1,201,444
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)		853,800	758,707
ZTE Corp.:
(A Shares) (b)		86,100	459,296
(H Shares) (b)		424,480	1,360,020

TOTAL CHINA			365,821,067

Colombia - 0.3%
Bancolombia SA		131,016	1,625,824
Bancolombia SA sponsored ADR		13,961	732,534
Ecopetrol SA		2,771,875	2,577,357
Grupo de Inversiones Suramerica SA		117,307	1,097,609
Interconexion Electrica SA ESP		233,521	1,283,683
Inversiones Argos SA		166,799	852,528

TOTAL COLOMBIA			8,169,535

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S		82,424	1,804,941
Komercni Banka A/S		39,234	1,351,704
MONETA Money Bank A/S (c)		264,803	969,364

TOTAL CZECH REPUBLIC			4,126,009

Egypt - 0.1%
Commercial International Bank SAE		679,443	3,659,532
Commercial International Bank SAE sponsored GDR		26,118	137,381
Eastern Tobacco Co.		461,720	438,342
Elsewedy Electric Co.		387,651	275,036

TOTAL EGYPT			4,510,291

Greece - 0.3%
Alpha Bank AE (b)		715,860	1,440,179
EFG Eurobank Ergasias SA (b)		1,343,695	1,242,102
Ff Group (b)(d)		1,035	1,377
Greek Organization of Football Prognostics SA		98,196	1,225,173
Hellenic Telecommunications Organization SA		125,124	1,873,378
Jumbo SA		55,375	1,128,169
Motor Oil (HELLAS) Corinth Refineries SA		31,048	661,129
National Bank of Greece SA (b)		284,277	909,260

TOTAL GREECE			8,480,767

Hong Kong - 2.8%
Beijing Enterprises Holdings Ltd.		258,500	1,130,266
BYD Electronic International Co. Ltd.		344,500	661,279
China Agri-Industries Holdings Ltd.		1,202,000	642,010
China Everbright International Ltd.		1,805,333	1,280,474
China Everbright Ltd.		480,000	736,266
China Jinmao Holdings Group Ltd.		2,700,000	1,805,010
China Merchants Holdings International Co. Ltd.		684,105	1,052,332
China Mobile Ltd.		3,143,000	25,834,386
China Overseas Land and Investment Ltd.		1,958,000	6,293,852
China Power International Development Ltd.		2,013,000	389,367
China Resources Beer Holdings Co. Ltd.		748,878	3,464,862
China Resources Pharmaceutical Group Ltd. (c)		794,500	664,731
China Resources Power Holdings Co. Ltd.		961,691	1,291,070
China Taiping Insurance Group Ltd.		824,377	1,712,477
China Unicom Ltd.		3,122,000	2,604,434
CITIC Pacific Ltd.		2,981,000	3,370,877
CNOOC Ltd.		8,737,000	13,079,620
CNOOC Ltd. sponsored ADR		4,158	627,858
CSPC Pharmaceutical Group Ltd.		2,396,000	5,255,541
Far East Horizon Ltd.		1,096,000	968,332
Fosun International Ltd.		1,325,500	1,752,922
Guangdong Investment Ltd.		1,498,000	3,040,447
Hua Hong Semiconductor Ltd. (c)		227,000	541,854
Lenovo Group Ltd.		3,716,000	2,424,699
Shanghai Industrial Holdings Ltd.		249,000	438,582
Shenzhen Investment Ltd.		1,467,793	506,860
Sino-Ocean Group Holding Ltd.		1,488,479	535,271
Sinotruk Hong Kong Ltd.		356,000	611,268
Sun Art Retail Group Ltd.		1,223,966	1,454,253
Wharf Holdings Ltd.		533,000	1,316,641
Winteam Pharmaceutical Group Ltd.		1,190,000	549,878
Yuexiu Property Co. Ltd.		3,410,000	682,583

TOTAL HONG KONG			86,720,302

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		206,445	1,750,904
OTP Bank PLC		114,526	5,315,903
Richter Gedeon PLC		70,244	1,510,168

TOTAL HUNGARY			8,576,975

India - 8.8%
Adani Ports & Special Economic Zone Ltd. (b)		308,939	1,590,979
Ambuja Cements Ltd.		302,014	861,150
Ashok Leyland Ltd.		597,167	683,157
Asian Paints Ltd.		147,618	3,699,194
Aurobindo Pharma Ltd.		134,304	891,810
Avenue Supermarts Ltd. (b)(c)		63,853	1,901,825
Axis Bank Ltd.		1,069,982	10,891,511
Bajaj Auto Ltd.		42,853	1,899,207
Bajaj Finance Ltd.		89,195	5,421,797
Bajaj Finserv Ltd.		19,543	2,569,332
Bandhan Bank Ltd. (c)		198,450	1,245,446
Berger Paints India Ltd.		117,672	920,137
Bharat Forge Ltd.		107,845	738,181
Bharat Petroleum Corp. Ltd.		334,510	2,139,764
Bharti Airtel Ltd. (b)		1,258,241	8,616,215
Bharti Infratel Ltd.		173,086	601,188
Bosch Ltd.		3,634	704,065
Britannia Industries Ltd.		29,511	1,316,767
Cadila Healthcare Ltd.		359	1,330
Cipla Ltd.		175,425	1,092,663
Coal India Ltd.		636,159	1,610,078
Colgate-Palmolive Ltd.		33,344	618,159
Container Corp. of India Ltd.		104,660	830,357
Dabur India Ltd.		269,182	1,862,004
Divi's Laboratories Ltd.		41,295	1,124,197
DLF Ltd.		301,553	1,094,008
Dr. Reddy's Laboratories Ltd.		57,906	2,527,081
Eicher Motors Ltd.		6,804	1,922,792
GAIL India Ltd. (b)		801,655	1,347,921
Godrej Consumer Products Ltd.		183,787	1,726,090
Grasim Industries Ltd.		150,114	1,631,725
Havells India Ltd.		126,873	1,067,678
HCL Technologies Ltd.		557,663	4,609,975
HDFC Asset Management Co. Ltd. (c)		21,525	951,509
HDFC Standard Life Insurance Co. Ltd. (c)		256,999	2,148,807
Hero Motocorp Ltd.		50,775	1,768,664
Hindalco Industries Ltd.		604,743	1,591,042
Hindustan Petroleum Corp. Ltd.		308,538	1,003,271
Hindustan Unilever Ltd.		332,416	9,430,209
Housing Development Finance Corp. Ltd.		839,443	28,291,557
ICICI Bank Ltd.		2,448,320	17,990,396
ICICI Lombard General Insurance Co. Ltd. (c)		92,045	1,673,881
ICICI Prudential Life Insurance Co. Ltd. (c)		174,043	1,240,193
Indian Oil Corp. Ltd.		953,583	1,510,486
Info Edge India Ltd.		31,134	1,237,744
Infosys Ltd.		1,745,747	19,011,733
InterGlobe Aviation Ltd. (b)(c)		45,957	884,215
ITC Ltd.		1,766,945	5,800,528
JSW Steel Ltd.		428,582	1,489,880
Larsen & Toubro Ltd.		245,564	4,690,793
LIC Housing Finance Ltd.		153,052	931,751
Lupin Ltd.		112,718	1,128,244
Mahindra & Mahindra Financial Services Ltd.		154,634	794,909
Mahindra & Mahindra Ltd.		385,097	3,046,156
Marico Ltd.		228,404	1,006,080
Maruti Suzuki India Ltd.		54,325	5,231,707
Motherson Sumi Systems Ltd. (b)		492,596	912,756
Nestle India Ltd.		11,782	2,525,611
NTPC Ltd.		1,200,324	1,893,401
Oil & Natural Gas Corp. Ltd.		1,275,093	1,934,828
Page Industries Ltd.		2,834	966,855
Petronet LNG Ltd.		311,466	1,158,449
Pidilite Industries Ltd.		61,427	1,296,776
Piramal Enterprises Ltd.		52,265	1,126,023
Power Grid Corp. of India Ltd.		940,417	2,423,766
Rec Ltd.		348,179	697,587
Reliance Industries Ltd.		1,461,160	28,741,013
SBI Life Insurance Co. Ltd. (c)		179,424	2,484,612
Shree Cement Ltd.		4,325	1,389,344
Shriram Transport Finance Co. Ltd.		86,006	1,223,542
Siemens India Ltd.		35,979	753,070
State Bank of India (b)		916,866	4,065,350
Sun Pharmaceutical Industries Ltd.		431,692	2,617,621
Tata Consultancy Services Ltd.		461,591	13,237,301
Tata Motors Ltd. (b)		818,193	2,001,176
Tata Power Co. Ltd.		567,623	459,344
Tata Steel Ltd.		180,135	1,094,724
Tech Mahindra Ltd.		236,184	2,627,480
Titan Co. Ltd.		159,704	2,638,094
Ultratech Cemco Ltd.		51,966	3,202,011
United Spirits Ltd. (b)		147,165	1,271,227
UPL Ltd.		275,361	2,020,428
Vedanta Ltd. (b)		959,207	1,832,016
Wipro Ltd.		591,481	1,961,927
Zee Entertainment Enterprises Ltd. (b)		441,855	1,640,406

TOTAL INDIA			272,808,276

Indonesia - 1.9%
PT ACE Hardware Indonesia Tbk		3,520,300	442,877
PT Adaro Energy Tbk		7,410,400	658,591
PT Astra International Tbk		10,388,000	4,795,490
PT Bank Central Asia Tbk		5,035,900	11,899,939
PT Bank Mandiri (Persero) Tbk		9,569,000	5,232,284
PT Bank Negara Indonesia (Persero) Tbk		3,824,700	2,003,904
PT Bank Rakyat Indonesia Tbk		28,403,900	9,234,250
PT Bank Tabungan Negara Tbk		2,186,500	297,606
PT Barito Pacific Tbk (b)		13,689,000	1,304,914
PT Bumi Serpong Damai Tbk (b)		3,948,000	320,110
PT Charoen Pokphand Indonesia Tbk		3,790,900	1,837,421
PT Gudang Garam Tbk		245,600	1,000,691
PT Hanjaya Mandala Sampoerna Tbk		4,792,000	721,461
PT Indah Kiat Pulp & Paper Tbk		1,392,100	682,514
PT Indocement Tunggal Prakarsa Tbk		934,400	1,119,756
PT Indofood CBP Sukses Makmur Tbk		1,174,600	974,711
PT Indofood Sukses Makmur Tbk		2,251,300	1,289,965
PT Jasa Marga Tbk		1,102,237	369,537
PT Kalbe Farma Tbk		10,591,500	1,104,847
PT Pabrik Kertas Tjiwi Kimia Tbk		712,800	472,865
PT Pakuwon Jati Tbk		8,529,900	323,757
PT Perusahaan Gas Negara Tbk Series B		5,627,400	697,449
PT Semen Gresik (Persero) Tbk		1,529,800	1,332,727
PT Surya Citra Media Tbk		12	1
PT Tambang Batubara Bukit Asam Tbk		1,783,300	286,505
PT Telekomunikasi Indonesia Tbk Series B		25,408,800	7,047,819
PT Tower Bersama Infrastructure Tbk		71,500	6,055
PT Unilever Indonesia Tbk		3,878,500	2,252,799
PT United Tractors Tbk		868,000	1,212,940
PT XL Axiata Tbk (b)		1,893,300	399,868

TOTAL INDONESIA			59,323,653

Isle of Man - 0.0%
NEPI Rockcastle PLC		191,923	1,579,271
Korea (South) - 10.5%
AMOREPACIFIC Corp.		16,189	2,497,081
AMOREPACIFIC Group, Inc.		14,810	882,812
BGF Retail Co. Ltd.		3,923	538,075
BS Financial Group, Inc.		140,066	787,255
Celltrion Healthcare Co. Ltd. (b)		27,206	1,275,025
Celltrion, Inc. (b)		48,447	6,576,682
Cheil Industries, Inc.		43,812	3,928,969
Cheil Worldwide, Inc.		35,041	617,367
CJ CheilJedang Corp.		4,201	826,192
CJ Corp.		7,489	514,214
CJ O Shopping Co. Ltd.		5,567	634,533
Daelim Industrial Co.		14,076	942,527
Daewoo Engineering & Construction Co. Ltd. (b)		94,557	340,540
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)		19,571	400,140
Db Insurance Co. Ltd.		25,184	888,288
Doosan Bobcat, Inc.		25,330	649,056
E-Mart Co. Ltd.		10,622	975,728
Fila Holdings Corp.		24,666	899,917
GS Engineering & Construction Corp.		30,449	704,128
GS Holdings Corp.		26,137	992,787
GS Retail Co. Ltd.		13,562	447,723
Hana Financial Group, Inc.		154,021	4,241,678
Hankook Tire Co. Ltd.		38,681	919,831
Hanmi Pharm Co. Ltd.		3,313	768,316
Hanon Systems		95,293	832,135
Hanwha Corp.		21,055	376,991
Hanwha Life Insurance Co. Ltd.		157,179	266,781
Hanwha Solutions Corp.		54,290	750,598
HDC Hyundai Development Co.		13,440	232,200
HDC Hyundai Development Co. rights 3/6/20 (b)		6,721	15,454
HLB, Inc. (b)		17,169	1,297,619
Hotel Shilla Co.		16,150	1,162,470
Hyundai Department Store Co. Ltd.		7,105	459,577
Hyundai Engineering & Construction Co. Ltd.		40,669	1,279,476
Hyundai Fire & Marine Insurance Co. Ltd.		31,712	579,734
Hyundai Glovis Co. Ltd.		9,466	1,157,057
Hyundai Heavy Industries Co. Ltd. (b)		19,896	1,868,272
Hyundai Mobis		34,210	6,519,034
Hyundai Motor Co.		76,614	7,925,838
Hyundai Robotics Co. Ltd.		4,928	1,117,599
Hyundai Steel Co.		40,340	942,943
Industrial Bank of Korea		132,581	1,183,615
ING Life Insurance Korea Ltd. (c)		16,661	360,006
Kakao Corp.		25,847	3,395,301
Kangwon Land, Inc.		59,746	1,370,595
KB Financial Group, Inc.		203,493	7,459,567
KCC Corp.		2,443	407,983
KCC Glass Corp. (b)		2,296	64,873
Kia Motors Corp.		135,144	4,580,661
KMW Co. Ltd. (b)		13,115	529,638
Korea Aerospace Industries Ltd.		36,434	907,801
Korea Electric Power Corp. (b)		131,627	2,774,886
Korea Express Co. Ltd. (b)		4,583	554,906
Korea Gas Corp.		13,876	374,694
Korea Investment Holdings Co. Ltd.		21,515	1,179,229
Korea Zinc Co. Ltd.		4,358	1,377,700
Korean Air Lines Co. Ltd.		24,223	473,247
KT Corp.		216	4,555
KT&G Corp.		59,693	4,726,948
Kumho Petro Chemical Co. Ltd.		9,253	499,238
LG Chemical Ltd.		23,553	6,544,698
LG Corp.		48,709	2,852,498
LG Display Co. Ltd. (b)		119,899	1,513,478
LG Electronics, Inc.		54,752	2,975,195
LG Household & Health Care Ltd.		4,780	4,982,137
LG Innotek Co. Ltd.		7,424	921,972
LG Telecom Ltd.		54,680	603,122
Lotte Chemical Corp.		8,751	1,367,859
Lotte Confectionery Co. Ltd.		13,664	399,550
Lotte Shopping Co. Ltd.		6,001	574,167
Medy-Tox, Inc.		2,347	627,799
Meritz Securities Co. Ltd.		154,346	467,174
Mirae Asset Daewoo Co. Ltd.		204,574	1,158,574
NAVER Corp.		71,796	10,669,642
NCSOFT Corp.		8,448	4,459,760
Netmarble Corp. (b)(c)		13,333	985,272
Oci Co. Ltd.		9,776	449,748
Orion Corp./Republic of Korea		12,251	1,042,757
Ottogi Corp.		638	268,569
Pearl Abyss Corp. (b)		3,299	496,624
POSCO		40,204	7,258,397
POSCO Chemtech Co. Ltd.		12,410	584,750
Posco International Corp.		24,860	346,969
S-Oil Corp.		22,796	1,430,199
S1 Corp.		8,568	646,753
Samsung Biologics Co. Ltd. (b)(c)		8,472	3,393,234
Samsung Card Co. Ltd.		15,230	481,370
Samsung Electro-Mechanics Co. Ltd.		28,926	2,955,405
Samsung Electronics Co. Ltd.		2,444,769	112,880,017
Samsung Engineering Co. Ltd. (b)		81,136	1,150,303
Samsung Fire & Marine Insurance Co. Ltd.		15,688	2,752,522
Samsung Heavy Industries Co. Ltd. (b)		223,182	1,224,580
Samsung Life Insurance Co. Ltd.		35,810	2,064,974
Samsung SDI Co. Ltd.		28,258	6,410,256
Samsung SDS Co. Ltd.		17,934	2,880,562
Samsung Securities Co. Ltd.		31,677	922,199
Shinhan Financial Group Co. Ltd.		230,649	7,500,698
Shinsegae Co. Ltd.		3,821	844,463
SK C&C Co. Ltd.		18,036	3,513,622
SK Energy Co. Ltd.		28,498	3,056,493
SK Hynix, Inc.		279,718	21,208,798
SK Telecom Co. Ltd.		10,197	1,946,602
STX Pan Ocean Co. Ltd. (Korea) (b)		132,365	434,923
ViroMed Co. Ltd.		9,621	609,332
Woongjin Coway Co. Ltd.		26,605	1,945,288
Woori Financial Group, Inc. (b)		241,711	2,033,453
Woori Investment & Securities Co. Ltd.		71,866	652,395
Yuhan Corp.		4,765	861,419

TOTAL KOREA (SOUTH)			326,608,656

Luxembourg - 0.1%
Globant SA (b)		17,660	2,166,882
Reinet Investments SCA		75,377	1,620,190

TOTAL LUXEMBOURG			3,787,072

Malaysia - 1.8%
AirAsia Group BHD		760,500	264,307
AMMB Holdings Bhd		841,200	757,102
Axiata Group Bhd		1,390,441	1,452,929
British American Tobacco (Malaysia) Bhd		73,600	211,238
Bumiputra-Commerce Holdings Bhd		2,466,242	2,958,951
Dialog Group Bhd		1,848,400	1,469,690
DiGi.com Bhd		1,587,500	1,630,606
Fraser & Neave Holdings BHD		74,200	594,997
Gamuda Bhd		902,700	846,663
Genting Bhd		1,083,400	1,450,100
Genting Malaysia Bhd		1,522,100	1,116,320
Genting Plantations Bhd		136,100	346,692
Hap Seng Consolidated Bhd		307,700	721,436
Hartalega Holdings Bhd		767,600	1,107,229
Hong Leong Bank Bhd		332,100	1,292,372
Hong Leong Credit Bhd		118,400	466,206
IHH Healthcare Bhd		1,111,100	1,539,542
IJM Corp. Bhd		1,391,400	715,115
IOI Corp. Bhd		940,900	1,037,417
IOI Properties Group Bhd		17,075	4,850
Kuala Lumpur Kepong Bhd		216,600	1,201,636
Malayan Banking Bhd		1,989,187	4,084,275
Malaysia Airports Holdings Bhd		506,506	829,855
Maxis Bhd		1,213,900	1,565,332
MISC Bhd		680,700	1,272,262
Nestle (Malaysia) BHD		35,100	1,234,343
Petronas Chemicals Group Bhd		1,217,000	1,831,735
Petronas Dagangan Bhd		151,500	808,983
Petronas Gas Bhd		402,330	1,551,171
PPB Group Bhd		283,520	1,285,173
Press Metal Bhd		711,700	843,938
Public Bank Bhd		1,589,200	7,190,099
QL Resources Bhd		326,800	661,615
RHB Capital Bhd		810,389	1,111,125
RHB Capital Bhd (b)(d)		99,132	0
Sime Darby Bhd		1,398,549	741,334
Sime Darby Plantation Bhd		1,042,849	1,285,988
Sime Darby Property Bhd		14	3
SP Setia Bhd		17	5
Telekom Malaysia Bhd		574,380	539,657
Tenaga Nasional Bhd		1,604,400	4,859,288
Top Glove Corp. Bhd		783,700	1,116,660
Westports Holdings Bhd		431,500	414,353
YTL Corp. Bhd		1,421,243	309,660

TOTAL MALAYSIA			54,722,252

Mexico - 2.4%
Alfa SA de CV Series A		1,543,600	1,155,117
Alsea S.A.B. de CV (b)		271,700	657,987
America Movil S.A.B. de CV Series L		17,223,900	14,301,976
CEMEX S.A.B. de CV unit		7,770,218	3,125,276
Coca-Cola FEMSA S.A.B. de CV unit		276,400	1,681,322
El Puerto de Liverpool S.A.B. Dcv Class C		97,840	516,967
Embotelladoras Arca S.A.B. de CV		223,900	1,268,002
Fibra Uno Administracion SA de CV		1,639,400	2,690,471
Fomento Economico Mexicano S.A.B. de CV unit		995,800	8,978,563
Gruma S.A.B. de CV Series B		105,970	1,126,129
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		182,900	2,260,563
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		106,405	2,044,532
Grupo Bimbo S.A.B. de CV Series A		836,500	1,496,762
Grupo Carso SA de CV Series A1		236,800	853,811
Grupo Financiero Banorte S.A.B. de CV Series O		1,329,800	8,170,013
Grupo Financiero Inbursa S.A.B. de CV Series O		1,187,800	1,350,894
Grupo Mexico SA de CV Series B		1,795,507	4,794,860
Grupo Televisa SA de CV		1,220,500	2,701,887
Industrias Penoles SA de CV		69,700	728,040
Infraestructura Energetica Nova S.A.B. de CV		275,100	1,292,259
Kimberly-Clark de Mexico SA de CV Series A		774,600	1,597,532
Megacable Holdings S.A.B. de CV unit		152,800	568,568
Mexichem S.A.B. de CV		539,555	1,262,403
Promotora y Operadora de Infraestructura S.A.B. de CV		115,955	1,251,017
Wal-Mart de Mexico SA de CV Series V		2,684,400	7,792,297

TOTAL MEXICO			73,667,248

Netherlands - 0.1%
X5 Retail Group NV:
GDR		59,448	2,171,043
GDR (Reg. S)		3,307	121,466

TOTAL NETHERLANDS			2,292,509

Pakistan - 0.0%
Habib Bank Ltd.		302,200	318,834
MCB Bank Ltd.		212,500	289,674
Oil & Gas Development Co. Ltd.		325,800	290,757

TOTAL PAKISTAN			899,265

Peru - 0.0%
Compania de Minas Buenaventura SA		6,329	78,505
Compania de Minas Buenaventura SA sponsored ADR		102,631	1,327,019

TOTAL PERU			1,405,524

Philippines - 0.9%
Aboitiz Equity Ventures, Inc.		1,009,170	970,845
Aboitiz Power Corp.		760,600	475,907
Altus San Nicolas Corp. (d)		18,209	1,849
Ayala Corp.		143,155	2,030,614
Ayala Land, Inc.		3,726,040	3,021,103
Bank of the Philippine Islands (BPI)		455,407	726,683
BDO Unibank, Inc.		1,008,746	2,918,029
DMCI Holdings, Inc.		12	1
Globe Telecom, Inc.		16,600	606,822
GT Capital Holdings, Inc.		50,064	661,128
International Container Terminal Services, Inc.		514,370	1,306,210
JG Summit Holdings, Inc.		1,470,800	2,009,887
Jollibee Food Corp.		225,230	841,789
Manila Electric Co.		113,430	561,642
Megaworld Corp.		5,705,800	451,567
Metro Pacific Investments Corp.		7,362,500	461,980
Metropolitan Bank & Trust Co.		927,757	1,040,804
Philippine Long Distance Telephone Co.		43,565	844,208
Robinsons Land Corp.		1,042,551	519,426
Security Bank Corp.		113,760	393,070
SM Investments Corp.		123,350	2,336,805
SM Prime Holdings, Inc.		5,160,600	3,919,174
Universal Robina Corp.		445,380	1,264,115

TOTAL PHILIPPINES			27,363,658

Poland - 0.9%
AmRest Holdings NV (b)		38,778	481,403
Bank Millennium SA (b)		315,980	484,423
Bank Polska Kasa Opieki SA		87,446	2,233,912
Bank Zachodni WBK SA		18,391	1,359,431
BRE Bank SA (b)		7,532	721,601
CD Projekt RED SA		34,567	2,512,309
Cyfrowy Polsat SA		128,902	904,914
Dino Polska SA (b)(c)		25,430	1,066,543
Grupa Lotos SA		47,716	947,534
KGHM Polska Miedz SA (Bearer) (b)		71,886	1,692,068
LPP SA		658	1,437,579
NG2 SA		14,666	366,976
Orange Polska SA (b)		342,200	618,681
Polish Oil & Gas Co. SA		883,594	820,527
Polska Grupa Energetyczna SA (b)		427,762	757,365
Polski Koncern Naftowy Orlen SA		153,501	2,997,480
Powszechna Kasa Oszczednosci Bank SA		448,267	3,957,934
Powszechny Zaklad Ubezpieczen SA		308,048	3,197,711

TOTAL POLAND			26,558,391

Qatar - 0.9%
Barwa Real Estate Co. (b)		964,185	937,439
Industries Qatar QSC (b)		940,624	2,573,088
Masraf al Rayan (b)		1,876,552	2,123,426
Mesaieed Petrochemical Holding Co. (b)		2,219,030	1,334,709
Ooredoo Qsc (b)		406,050	772,844
Qatar Electricity & Water Co.		274,352	1,209,379
Qatar Fuel Co. (b)		245,007	1,481,751
Qatar Insurance Co. SAQ (b)		817,330	711,600
Qatar International Islamic Bank QSC (b)		375,123	964,337
Qatar Islamic Bank (b)		587,156	2,693,080
Qatar National Bank SAQ		2,319,387	13,020,673
The Commercial Bank of Qatar		1,028,554	1,355,962

TOTAL QATAR			29,178,288

Russia - 3.6%
Alrosa Co. Ltd.		1,322,383	1,658,731
Gazprom OAO		3,419,956	12,086,577
Gazprom OAO sponsored ADR (Reg. S)		1,039,275	7,306,103
Inter Rao Ues JSC		18,770,744	1,698,358
Lukoil PJSC		160,770	16,471,146
Lukoil PJSC sponsored ADR		40,747	4,156,194
Magnit OJSC GDR (Reg. S)		180,357	2,452,855
Magnitogorsk Iron & Steel Works PJSC		1,120,800	787,255
MMC Norilsk Nickel PJSC		23,123	7,522,321
MMC Norilsk Nickel PJSC sponsored ADR		94,038	3,039,308
Mobile TeleSystems OJSC sponsored ADR		252,783	2,575,859
Moscow Exchange MICEX-RTS OAO (b)		691,111	1,188,360
NOVATEK OAO GDR (Reg. S)		46,570	8,382,600
Novolipetsk Steel OJSC		556,742	1,201,648
Novolipetsk Steel OJSC GDR (Reg. S)		4,799	103,850
PhosAgro OJSC GDR (Reg. S)		60,160	763,430
Polyus PJSC		12,958	1,583,739
Polyus PJSC unit		1,358	82,974
Rosneft Oil Co. OJSC		399,914	3,005,414
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	1,435,079
RusHydro PJSC		325,695	3,509
Sberbank of Russia		5,375,006	21,179,998
Sberbank of Russia sponsored ADR		35,899	574,384
Severstal PAO		69,768	994,511
Severstal PAO GDR (Reg. S)		37,022	522,010
Surgutneftegas OJSC		2,540,549	1,829,593
Surgutneftegas OJSC sponsored ADR		92,857	658,820
Tatneft PAO		530,213	6,310,727
Tatneft PAO sponsored ADR		42,152	3,029,886
VTB Bank OJSC		1,422,625,800	1,032,412
VTB Bank OJSC sponsored GDR (Reg. S)		100,871	144,044

TOTAL RUSSIA			113,781,695

Saudi Arabia - 2.6%
Advanced Polypropylene Co.		53,557	688,019
Al Rajhi Bank		627,439	11,103,931
Alinma Bank		375,071	2,589,110
Almarai Co. Ltd.		128,116	1,621,938
Arab National Bank		308,324	2,181,770
Bank Al-Jazira		205,016	821,813
Bank Albilad		186,887	1,357,322
Banque Saudi Fransi		278,597	2,754,784
Bupa Arabia for Cooperative Insurance Co.		14,092	386,103
Dar Al Arkan Real Estate Development Co. (b)		266,973	699,452
Emaar The Economic City (b)		187,696	501,256
Etihad Etisalat Co. (b)		194,984	1,369,357
Jarir Marketing Co.		29,774	1,277,616
National Commercial Bank		614,862	7,693,969
National Industrialization Co. (b)		163,211	557,667
Rabigh Refining & Petrochemical Co. (b)		110,917	591,242
Riyad Bank		615,270	3,863,476
SABIC		384,057	8,956,553
Sahara International Petrochemical Co.		182,557	840,774
Samba Financial Group		503,012	4,062,170
Saudi Airlines Catering Co.		20,436	559,920
Saudi Arabian Fertilizers Co.		85,057	1,700,233
Saudi Arabian Mining Co. (b)		221,100	2,528,036
Saudi Arabian Oil Co. (b)		509,044	4,633,223
Saudi Cement Co.		37,781	678,689
Saudi Electricity Co.		425,966	2,252,443
Saudi Industrial Investment Group		112,106	705,144
Saudi Kayan Petrochemical Co. (b)		372,540	987,946
Saudi Telecom Co.		205,350	4,996,923
The Co. for Cooperative Insurance (b)		32,089	641,438
The Saudi British Bank		368,917	3,141,497
The Savola Group (b)		132,754	1,264,914
Yanbu National Petrochemical Co.		116,192	1,632,015

TOTAL SAUDI ARABIA			79,640,743

Singapore - 0.0%
BOC Aviation Ltd. Class A (c)		102,900	948,667
South Africa - 4.3%
Absa Group Ltd.		370,568	3,393,468
Anglo American Platinum Ltd.		27,627	2,207,988
AngloGold Ashanti Ltd.		212,697	4,339,257
Aspen Pharmacare Holdings Ltd. (b)		199,238	1,540,432
Bidcorp Ltd.		171,965	3,806,868
Bidvest Group Ltd.		149,229	2,058,194
Capitec Bank Holdings Ltd.		23,566	2,113,694
Clicks Group Ltd.		134,536	2,189,723
Discovery Ltd.		202,781	1,580,526
Exxaro Resources Ltd.		129,740	1,052,633
FirstRand Ltd.		1,722,415	6,633,280
Fortress (REIT) Ltd.:
Class A		548,823	674,670
Class B		138,637	69,187
Foschini Ltd.		119,975	1,101,546
Gold Fields Ltd.		424,839	2,750,272
Growthpoint Properties Ltd.		1,508,940	2,120,368
Hyprop Investments Ltd.		134	481
Impala Platinum Holdings Ltd. (b)		409,644	3,862,120
Investec Ltd.		146,086	818,105
Kumba Iron Ore Ltd.		32,505	757,024
Liberty Holdings Ltd.		67,092	472,060
Life Healthcare Group Holdings Ltd.		705,794	1,177,538
MMI Holdings Ltd.		448,236	597,011
Mr Price Group Ltd.		132,447	1,501,275
MTN Group Ltd.		869,670	4,681,390
MultiChoice Group Ltd. (b)		222,443	1,582,453
Naspers Ltd. Class N		224,797	36,461,293
Nedbank Group Ltd.		191,669	2,499,353
Northam Platinum Ltd. (b)		182,772	1,530,640
Old Mutual Ltd.		2,473,369	2,851,003
Pick 'n Pay Stores Ltd.		186,728	808,074
PSG Group Ltd.		78,177	1,115,996
Rand Merchant Insurance Holdings Ltd.		393,416	710,893
Redefine Properties Ltd.		2,802,414	1,342,530
Remgro Ltd.		270,160	3,285,085
Resilient Property Income Fund Ltd.		61	265
RMB Holdings Ltd.		398,480	1,957,553
Sanlam Ltd.		957,667	4,716,710
Sasol Ltd.		288,176	4,577,984
Shoprite Holdings Ltd.		243,269	1,897,396
Sibanye-Stillwater (b)		1,163,288	2,996,194
Spar Group Ltd.		97,134	1,240,799
Standard Bank Group Ltd.		664,158	6,968,824
Steinhoff Africa Retail Ltd. (c)		442,327	483,926
Telkom SA Ltd.		149,302	320,917
Tiger Brands Ltd.		81,509	1,069,879
Vodacom Group Ltd.		330,071	2,578,594
Woolworths Holdings Ltd.		507,722	1,501,329

TOTAL SOUTH AFRICA			133,996,800

Taiwan - 11.0%
Accton Technology Corp.		261,000	1,379,635
Acer, Inc.		1,495,994	822,783
Advantech Co. Ltd.		181,459	1,721,275
ASE Technology Holding Co. Ltd.		1,774,927	4,259,372
Asia Cement Corp.		1,122,153	1,659,945
ASUSTeK Computer, Inc.		364,000	2,666,061
AU Optronics Corp.		4,445,000	1,466,468
Catcher Technology Co. Ltd.		337,000	2,654,064
Cathay Financial Holding Co. Ltd.		4,096,832	5,453,338
Chang Hwa Commercial Bank		2,759,913	1,944,161
Cheng Shin Rubber Industry Co. Ltd.		991,937	1,277,424
Chicony Electronics Co. Ltd.		299,766	839,413
China Airlines Ltd.		1,202,043	316,081
China Development Finance Holding Corp.		6,425,800	1,955,085
China Life Insurance Co. Ltd. (b)		1,365,278	1,102,495
China Steel Corp.		6,012,204	4,555,988
Chinatrust Financial Holding Co. Ltd.		9,449,826	6,816,162
Chunghwa Telecom Co. Ltd.		1,947,000	6,917,660
Compal Electronics, Inc.		2,139,000	1,280,944
Delta Electronics, Inc.		1,003,381	4,662,308
E.SUN Financial Holdings Co. Ltd.		5,315,278	4,883,324
ECLAT Textile Co. Ltd.		99,613	1,263,479
EVA Airways Corp.		1,162,850	464,968
Evergreen Marine Corp. (Taiwan) (b)		1,289,908	493,367
Far Eastern Textile Ltd.		1,632,705	1,505,274
Far EasTone Telecommunications Co. Ltd.		806,000	1,815,640
Feng Tay Enterprise Co. Ltd.		171,072	1,018,301
First Financial Holding Co. Ltd.		5,066,617	3,921,324
Formosa Chemicals & Fibre Corp.		1,794,760	4,982,250
Formosa Petrochemical Corp.		626,000	1,840,950
Formosa Plastics Corp.		2,278,520	6,958,205
Formosa Taffeta Co. Ltd.		411,000	454,739
Foxconn Technology Co. Ltd.		496,587	980,151
Fubon Financial Holding Co. Ltd.		3,367,334	4,966,197
Giant Manufacturing Co. Ltd.		153,000	896,000
GlobalWafers Co. Ltd.		113,000	1,449,590
Highwealth Construction Corp.		403,000	598,596
HIWIN Technologies Corp.		116,857	1,156,367
Hon Hai Precision Industry Co. Ltd. (Foxconn)		6,400,869	17,308,318
Hotai Motor Co. Ltd.		154,000	3,123,940
Hua Nan Financial Holdings Co. Ltd.		4,019,082	2,848,601
Innolux Corp.		4,403,347	1,258,947
Inventec Corp.		1,288,865	964,953
Largan Precision Co. Ltd.		52,000	8,032,628
Lite-On Technology Corp.		1,099,279	1,693,645
MediaTek, Inc.		774,292	9,742,781
Mega Financial Holding Co. Ltd.		5,526,413	5,710,363
Micro-Star International Co. Ltd.		352,000	1,063,523
Nan Ya Plastics Corp.		2,626,860	5,987,538
Nanya Technology Corp.		629,000	1,578,732
Nien Made Enterprise Co. Ltd.		82,000	660,467
Novatek Microelectronics Corp.		298,000	2,089,695
Pegatron Corp.		1,010,000	2,082,576
Phison Electronics Corp.		79,000	819,300
Pou Chen Corp.		1,115,000	1,280,744
Powertech Technology, Inc.		379,000	1,335,413
President Chain Store Corp.		293,000	2,866,746
Quanta Computer, Inc.		1,398,000	2,822,818
Realtek Semiconductor Corp.		245,401	1,960,839
Ruentex Development Co. Ltd.		280,480	389,661
Ruentex Industries Ltd.		172,200	382,849
Shin Kong Financial Holding Co. Ltd.		5,350,513	1,720,945
Sinopac Holdings Co.		5,406,591	2,280,427
Standard Foods Corp.		209,812	475,722
Synnex Technology International Corp.		724,500	889,173
Taishin Financial Holdings Co. Ltd.		4,838,162	2,242,489
Taiwan Business Bank		2,695,109	1,088,615
Taiwan Cement Corp.		2,509,667	3,453,701
Taiwan Cooperative Financial Holding Co. Ltd.		4,587,362	3,127,448
Taiwan High Speed Rail Corp.		1,010,000	1,193,918
Taiwan Mobile Co. Ltd.		828,900	2,916,772
Taiwan Semiconductor Manufacturing Co. Ltd.		12,616,000	129,408,701
Tatung Co. Ltd. (b)		954,000	609,967
The Shanghai Commercial & Savings Bank Ltd.		1,703,246	2,776,647
Unified-President Enterprises Corp.		2,470,983	5,854,676
United Microelectronics Corp.		5,733,000	2,783,206
Vanguard International Semiconductor Corp.		474,000	1,161,386
Walsin Technology Corp.		165,000	1,120,277
Win Semiconductors Corp.		175,000	1,577,707
Winbond Electronics Corp.		1,532,000	839,693
Wistron Corp.		1,445,008	1,280,715
Wiwynn Corp.		40,000	914,447
WPG Holding Co. Ltd.		785,200	978,960
Yageo Corp.		132,085	1,647,726
Yuanta Financial Holding Co. Ltd.		5,030,952	3,240,032

TOTAL TAIWAN			342,987,811

Thailand - 2.4%
Advanced Info Service PCL (For. Reg.)		608,300	3,956,052
Airports of Thailand PCL (For. Reg.)		2,246,000	5,055,238
B. Grimm Power PCL		585,700	1,159,908
Bangkok Bank PCL (For. Reg.)		240,300	1,106,656
Bangkok Dusit Medical Services PCL (For. Reg.)		4,728,700	3,761,449
Bangkok Expressway and Metro PCL		3,797,700	1,331,696
Banpu PCL (For. Reg.)		2,229,500	719,208
Berli Jucker PCL (For. Reg)		579,600	757,435
BTS Group Holdings PCL:
(For. Reg.)		3,729,500	1,476,659
warrants (b)		372,950	6,262
Bumrungrad Hospital PCL (For. Reg.)		215,300	920,853
C.P. ALL PCL (For. Reg.)		3,052,500	6,903,402
Central Pattana PCL (For. Reg.)		1,185,300	2,297,188
Charoen Pokphand Foods PCL (For. Reg.)		1,958,020	1,873,787
Electricity Generating PCL (For. Reg.)		148,500	1,445,634
Energy Absolute PCL		848,700	1,169,932
Global Power Synergy Public Co. Ltd.		383,900	1,029,289
Gulf Energy Development PCL		278,900	1,713,861
Home Product Center PCL (For. Reg.)		2,994,506	1,397,087
Indorama Ventures PCL (For. Reg.)		1,045,000	932,417
Intouch Holdings PCL (For. Reg.)		1,172,200	2,084,010
IRPC PCL (For. Reg.)		5,786,200	528,506
Kasikornbank PCL		6,700	29,981
Kasikornbank PCL (For. Reg.)		866,800	3,892,530
Krung Thai Bank PCL (For. Reg.)		1,778,370	915,338
Land & House PCL (For. Reg.)		4,285,300	1,270,810
Minor International PCL:
warrants 9/30/21 (b)		54,189	3,708
(For. Reg.)		1,433,580	1,408,365
Muangthai Leasing PCL		315,700	653,370
Osotspa PCL		421,400	594,489
PTT Exploration and Production PCL (For. Reg.)		702,339	2,780,290
PTT Global Chemical PCL (For. Reg.)		1,119,039	1,739,598
PTT PCL (For. Reg.)		5,772,400	7,967,391
Ratchaburi Electric Generating Holding PCL (For. Reg.)		343,200	747,467
Robinsons Department Store PCL (For. Reg.)		240,200	414,184
Siam Cement PCL (For. Reg.)		406,050	4,639,506
Siam Commercial Bank PCL (For. Reg.)		412,800	1,288,159
Srisawad Corp. PCL		363,500	863,546
Thai Oil PCL (For. Reg.)		593,800	980,275
Thai Union Frozen Products PCL (For. Reg.)		1,714,020	838,855
TMB Bank PCL (For. Reg.)		13,902,896	625,619
Total Access Communication PCL (For. Reg.)		308,500	437,466
True Corp. PCL (For. Reg.)		5,757,019	688,375

TOTAL THAILAND			74,405,851

Turkey - 0.5%
Akbank TAS (b)		1,460,368	2,015,563
Anadolu Efes Biracilik Ve Malt Sanayii A/S		105,132	435,302
Arcelik A/S (b)		103,147	360,211
Aselsan A/S		171,951	674,042
Bim Birlesik Magazalar A/S JSC		217,615	1,773,718
Eregli Demir ve Celik Fabrikalari T.A.S.		701,342	1,093,366
Ford Otomotiv Sanayi A/S		35,474	444,555
Haci Omer Sabanci Holding A/S		474,587	773,169
Koc Holding A/S		398,715	1,301,791
TAV Havalimanlari Holding A/S		91,349	415,781
Tupras Turkiye Petrol Rafinerileri A/S		63,288	1,190,731
Turk Hava Yollari AO (b)		279,157	638,100
Turkcell Iletisim Hizmet A/S		556,657	1,311,477
Turkiye Garanti Bankasi A/S (b)		1,169,104	2,324,631
Turkiye Is Bankasi A/S Series C (b)		801,905	971,438

TOTAL TURKEY			15,723,875

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC		1,424,935	2,967,766
Aldar Properties PJSC (b)		1,977,019	1,200,297
Damac Properties Dubai Co. PJSC (b)		50,840	9,634
DP World Ltd.		84,702	1,185,828
Dubai Islamic Bank Pakistan Ltd. (b)		859,983	1,336,901
Emaar Malls Group PJSC (b)		1,341,152	664,542
Emaar Properties PJSC		1,782,551	1,960,634
Emirates Telecommunications Corp.		899,145	3,985,266
National Bank of Abu Dhabi PJSC		1,401,945	5,908,471

TOTAL UNITED ARAB EMIRATES			19,219,339

United States of America - 0.3%
Southern Copper Corp.		43,038	1,621,672
Yum China Holdings, Inc.		183,079	7,885,213

TOTAL UNITED STATES OF AMERICA			9,506,885

TOTAL COMMON STOCKS
(Cost $2,678,584,707)			2,913,389,023

Nonconvertible Preferred Stocks - 3.1%
Brazil - 2.2%
Banco Bradesco SA (PN)		2,055,875	15,788,943
Braskem SA (PN-A)		97,800	720,495
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		126,300	1,205,315
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		82,400	1,636,994
Companhia Energetica de Minas Gerais (CEMIG) (PN)		469,733	1,639,777
Gerdau SA		559,500	2,619,431
Itau Unibanco Holding SA		2,481,231	19,015,085
Itausa-Investimentos Itau SA (PN)		2,238,028	6,720,460
Lojas Americanas SA (PN)		386,484	2,486,255
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		2,184,900	14,514,642
Telefonica Brasil SA		229,700	3,185,421

TOTAL BRAZIL			69,532,818

Chile - 0.1%
Embotelladora Andina SA Class B		181,821	474,807
Sociedad Quimica y Minera de Chile SA (PN-B)		51,924	1,446,839

TOTAL CHILE			1,921,646

Colombia - 0.1%
Bancolombia SA (PN)		174,661	2,282,850
Grupo Aval Acciones y Valores SA		2,616,774	1,109,451

TOTAL COLOMBIA			3,392,301

Korea (South) - 0.6%
AMOREPACIFIC Corp.		5,334	368,850
Hyundai Motor Co.		11,763	714,687
Hyundai Motor Co. Series 2		18,848	1,260,370
LG Chemical Ltd.		3,859	573,663
LG Household & Health Care Ltd.		1,098	692,847
Samsung Electronics Co. Ltd.		423,123	16,482,746

TOTAL KOREA (SOUTH)			20,093,163

Russia - 0.1%
AK Transneft OAO		238	614,007
Surgutneftegas OJSC		3,939,940	2,223,251

TOTAL RUSSIA			2,837,258

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $91,354,546)			97,777,186
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
Britannia Industries Ltd. 8% 8/28/22	INR	27,102	122
NTPC Ltd. 8.49% 3/25/25	INR	264,162	46,237
TOTAL NONCONVERTIBLE BONDS
(Cost $53,040)			46,359

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20(f)
(Cost $1,396,700)		$1,400,000	1,397,340
		Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund 1.58% (g)		91,955,797	91,974,189
Fidelity Securities Lending Cash Central Fund 1.59% (g)(h)		15,020,163	15,021,666
TOTAL MONEY MARKET FUNDS
(Cost $106,995,441)			106,995,855
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,878,384,434)			3,119,605,763
NET OTHER ASSETS (LIABILITIES) - (0.1)%(i)			(4,014,671)
NET ASSETS - 100%			$3,115,591,092

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,956	March 2020	$102,699,780	$(5,786,842)	$(5,786,842)

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Currency Abbreviations

INR – Indian rupee

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,022,167 or 1.9% of net assets.

 (d) Level 3 security

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,397,340.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) Includes $3,588,111 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$223,750
Fidelity Securities Lending Cash Central Fund	172,118
Total	$395,868

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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